Other gains, net - Summary of Other (losses)/gains, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Gains Losses [Abstract]
Government grants and tax rebates (note)	¥ 393	¥ 245	¥ 132
Impairment provision for investments in associates (Note 17)		(4)	(43)
Gain on step-up acquisition arising from business combination	8	19
Fair value change of investment	105		(37)
Gain/(loss) on disposal of a subsidiary	(10)	32
Dividend From Investments	27
Others	30	70	26
Other gains (losses)	¥ 553	¥ 362	¥ 78